Segment reporting - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Other noninterest expense	$ 213,945	$ 146,653	$ 121,200
Relief of goodwill due to sale of TPO mortgage delivery channel	0	100	0
Total net contribution reclassification from segment realignment	82,461	109,539	105,854
Banking
Segment Reporting Information [Line Items]
Other noninterest expense	212,890	144,658	121,200
Total net contribution reclassification from segment realignment	(20,497)	99,859	100,888
Banking | Segment Realignment, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Total net contribution reclassification from segment realignment	(26,416)	(7,213)	(3,789)
Mortgage
Segment Reporting Information [Line Items]
Other noninterest expense	1,055	1,995	0
Relief of goodwill due to sale of TPO mortgage delivery channel		100
Total net contribution reclassification from segment realignment	102,958	9,680	4,966
Interest paid	14,810	11,183	16,057
Mortgage | Segment Realignment, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Total net contribution reclassification from segment realignment	$ 26,416	$ 7,213	$ 3,789
Mortgage | Prime Interest Rate
Segment Reporting Information [Line Items]
Warehouse line of credit interest rate	3.25%	4.75%